Document and Entity Information	12 Months Ended
Jun. 30, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	Akerna Corp.
Entity Central Index Key	0001755953
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE The Registrant hereby files this pre-effective amendment number one (the "Amendment") to its registration statement on Form S-1 (No. 333-249380), as previously filed on October 8, 2020 (the "Original Filing"), to provide information related to the presumed public offering price for the offering set forth therein and to update certain information related to the price and securityholder ownership of its shares of common stock. The Registrant previously paid the registration fee of $1,636.50 for the proposed maximum aggregate offering price of $15,000,000 with the Original Filing.
Document Type	S-1/A
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE